Oct. 31, 2016

HIGHLAND FUNDS I

Fund	Class A	Class C	Class Z
Highland Floating Rate Opportunities Fund	HFRAX	HFRCX	HFRZX
Highland Long/Short Equity Fund	HEOAX	HEOCX	HEOZX
Highland Long/Short Healthcare Fund	HHCAX	HHCCX	HHCZX
Highland Merger Arbitrage Fund	HMEAX	HMECX	HMEZX
Highland Opportunistic Credit Fund	HNRAX	HNRCX	HNRZX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Prospectus and Statement of Additional Information (“SAI”) for the Funds, dated October 31, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The following is added to the “Fees and Expenses of the Fund” section for each Fund in the Prospectus:

Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.